UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-00576

Northeast Investors Trust

125 High Street, Room 1802

Boston, MA 02110

David Randall

125 High St, Room 1802

Boston, MA 02110

Registrant's telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period ending: June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

PARKER DRILLING COMPANY

Security 701081606	Meeting Type ANNUAL
Ticker Symbol PKDC	Meeting Date 25-AUG-2021
ISIN US7010816061	Agenda 935476639 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.	DIRECTOR
	1 EUGENE DAVIS	Management	For	For
	2 ALEXANDER ESSLEMONT	Management	For	For
	3 PATRICK BARTELS	Management	For	For
	4 MICHAEL FAUST	Management	For	For
	5 BARRY L. MCMAHAN	Management	For	For
	6 ZAKI SELIM	Management	For	For
	7 L. SPENCER WELLS	Management	For	For

WESTROCK COMPANY

Security 96145D105	Meeting Type ANNUAL
Ticker Symbol WRK	Meeting Date 28-JAN-2022
ISIN US96145D1054	Agenda 935533821 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1A.	ELECTION OF DIRECTOR: COLLEEN F. ARNOLD	Management	For	For
1B.	ELECTION OF DIRECTOR: TIMOTHY J. BERNLOHR	Management	For	For
1C.	ELECTION OF DIRECTOR: J. POWELL BROWN	Management	For	For
1D.	ELECTION OF DIRECTOR: TERRELL K. CREWS	Management	For	For
1E.	ELECTION OF DIRECTOR: RUSSELL M. CURREY	Management	For	For
1F.	ELECTION OF DIRECTOR: SUZAN F. HARRISON	Management	For	For
1G.	ELECTION OF DIRECTOR: GRACIA C. MARTORE	Management	For	For
1H.	ELECTION OF DIRECTOR: JAMES E. NEVELS	Management	For	For
1I.	ELECTION OF DIRECTOR: DAVID B. SEWELL	Management	For	For
1J.	ELECTION OF DIRECTOR: ALAN D. WILSON	Management	For	For
2.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For
3.	APPROVE THE AMENDMENT OF WESTROCK COMPANY 2020 INCENTIVE STOCK PLAN	Management	For	For
4.	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP.	Management	For	For

INGEVITY CORPORATION

Security 45688C107	Meeting Type ANNUAL
Ticker Symbol NGVT	Meeting Date 27-APR-2022
ISIN US45688C1071	Agenda 935559522 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1A.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: JEAN S. BLACKWELL	Management	For	For
1B.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: LUIS FERNANDEZ-MORENO	Management	For	For
1C.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: J. MICHAEL FITZPATRICK	Management	For	For
1D.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: JOHN C. FORTSON	Management	For	For
1E.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: DIANE H. GULYAS	Management	For	For
1F.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: FREDERICK J. LYNCH	Management	For	For
1G.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: KAREN G. NARWOLD	Management	For	For
1H.	ELECTION OF DIRECTOR FOR A ONE YEAR TERM: DANIEL F. SANSONE	Management	For	For
2.	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2022.	Management	For	For
3.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Management	For	For

GETLINK SE

Security F4R053105	Meeting Type MIX
Ticker Symbol	Meeting Date 27-APR-2022
ISIN FR0010533075	Agenda 715216796 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
CMMT	FOR SHAREHOLDERS NOT HOLDING SHARES DIRECTLY WITH A FRENCH CUSTODIAN, VOTING INSTRUCTIONS WILL BE FORWARDED TO YOUR GLOBAL CUSTODIAN ON VOTE DEADLINE DATE. THE GLOBAL CUSTODIAN AS THE REGISTERED INTERMEDIARY WILL SIGN THE PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN FOR LODGMENT.	Non-Voting
CMMT	FOR FRENCH MEETINGS ‘ABSTAIN’ IS A VALID VOTING OPTION. FOR ADDITIONAL RESOLUTIONS RAISED BY THE MEETING THE VOTING INSTRUCTION WILL DEFAULT TO‘AGAINST’. IF YOUR CUSTODIAN IS COMPLETING THE PROXY CARD, THE VOTING INSTRUCTION WILL DEFAULT TO THE PREFERENCE OF YOUR CUSTODIAN.	Non-Voting
CMMT	VOTING MUST BE LODGED WITH SHAREHOLDER DETAILS AS PROVIDED BY YOUR CUSTODIAN BANK. IF NO SHAREHOLDER DETAILS ARE PROVIDED, YOUR INSTRUCTIONS MAY BE REJECTED.	Non-Voting
CMMT	DUE TO THE COVID19 CRISIS AND IN ACCORDANCE WITH PROVISIONS ADOPTED BY THE FRENCH GOVERNMENT UNDER LAW NO. 2020-1379 OF NOVEMBER 14, 2020, EXTENDED AND MODIFIED BY LAW NO. 2020-1614 OF DECEMBER 18, 2020; THE GENERAL MEETING WILL TAKE PLACE BEHIND CLOSED DOORS WITHOUT THE PHYSICAL PRESENCE OF SHAREHOLDERS. TO COMPLY WITH THESE LAWS, PLEASE TO NOT SUBMIT ANY REQUESTS TO ATTEND THE MEETING IN PERSON. THE COMPANY ENCOURAGES ALL SHAREHOLDERS TO REGULARLY CONSULT THE COMPANY WEBSITE TO VIEW ANY CHANGES TO THIS POLICY.	Non-Voting
CMMT	06 APR 2022: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL LINK: https://fr.ftp.opendatasoft.com/datadila/ JO/BALO/pdf/2022/0406/202204062200788.pdf AND INTERMEDIARY CLIENTS ONLY – PLEASE NOTE THAT IF YOU ARE CLASSIFIED AS AN INTERMEDIARY CLIENT UNDER THE SHAREHOLDER RIGHTS DIRECTIVE II, YOU SHOULD BE PROVIDING THE UNDERLYING SHAREHOLDER INFORMATION AT THE VOTE INSTRUCTION LEVEL. IF YOU ARE UNSURE ON HOW TO PROVIDE THIS LEVEL OF DATA TO BROADRIDGE OUTSIDE OF PROXYEDGE, PLEASE SPEAK TO YOUR DEDICATED CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE AND PLEASE NOTE THAT IF YOU HOLD CREST DEPOSITORY INTERESTS (CDIS) AND PARTICIPATE AT THIS MEETING, YOU (OR YOUR CREST SPONSORED MEMBER/CUSTODIAN) WILL BE REQUIRED TO INSTRUCT A TRANSFER OF THE RELEVANT CDIS TO THE ESCROW ACCOUNT SPECIFIED IN THE ASSOCIATED CORPORATE EVENT IN THE CREST SYSTEM. THIS TRANSFER WILL NEED TO BE COMPLETED BY THE SPECIFIED CREST SYSTEM DEADLINE. ONCE THIS TRANSFER HAS SETTLED, THE CDIS WILL TYPICALLY BE RELEASED FROM ESCROW AS SOON AS PRACTICABLE ON RECORD DATE +1 DAY (OR ON MEETING DATE +1 DAY IF NO RECORD DATE APPLIES) UNLESS OTHERWISE SPECIFIED, AND ONLY AFTER THE AGENT HAS CONFIRMED AVAILABILITY OF THE POSITION. IN ORDER FOR A VOTE TO BE ACCEPTED, THE VOTED POSITION MUST BE BLOCKED IN THE REQUIRED ESCROW ACCOUNT IN THE CREST SYSTEM. BY VOTING ON THIS MEETING, YOUR CREST SPONSORED MEMBER/CUSTODIAN MAY USE YOUR VOTE INSTRUCTION AS THE AUTHORIZATION TO TAKE THE NECESSARY ACTION WHICH WILL INCLUDE TRANSFERRING YOUR INSTRUCTED POSITION TO ESCROW. PLEASE CONTACT YOUR MEMBER/CUSTODIAN DIRECTLY FOR FURTHER INFORMATION ON THE CUSTODY PROCESS AND WHETHER OR NOT THEY REQUIRE SEPARATE INSTRUCTIONS FROM YOU AND PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION OF COMMENTS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRICTIONS. THANK YOU.	Non-Voting

1	REVIEW AND APPROVAL OF THE COMPANY’S STATUTORY ACCOUNTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2021	Management	For	For
2	APPROPRIATION OF THE RESULT FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2021	Management	For	For
3	REVIEW AND APPROVAL OF THE CONSOLIDATED ACCOUNTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2021	Management	For	For
4	AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS FOR 18 MONTHS TO ALLOW THE COMPANY TO BUY BACK AND TRADE IN ITS OWN SHARES	Management	For	For
5	SPECIAL REPORT ON THE STATUTORY AUDITORS ON REGULATED AGREEMENTS	Management	For	For
6	RENEWAL OF THE TERM OF OFFICE OF JACQUES GOUNON AS A DIRECTOR	Management	For	For
7	RENEWAL OF THE TERM OF OFFICE OF CORINNE BACH AS A DIRECTOR	Management	For	For
8	RENEWAL OF THE TERM OF OFFICE OF BERTRAND BADR AS A DIRECTOR	Management	For	For
9	RENEWAL OF THE TERM OF OFFICE OF CARLO BERTAZZO AS A DIRECTOR	Management	For	For
10	RENEWAL OF THE TERM OF OFFICE OF ELISABETTA DE BERNARDI DI VALSERRA AS A DIRECTOR	Management	For	For
11	RENEWAL OF THE TERM OF OFFICE OF PERRETTE REY AS A DIRECTOR	Management	For	For
12	APPOINTMENT OF PETER RICKETTS AS A MEMBER OF THE BOARD OF DIRECTORS, REPLACING PATRICIA HEWITT WHOSE TERM OF OFFICE EXPIRES	Management	For	For

13	APPOINTMENT OF BRUNE POIRSON AS A MEMBER OF THE BOARD OF DIRECTORS, REPLACING JEAN-PIERRE TROTIGNON WHOSE TERM OF OFFICE EXPIRES	Management	For	For
14	APPROVAL OF THE INFORMATION RELATING TO THE RENUMERATION OF EXECUTIVE OFFICERS PAID DURING THE FINANCIAL YEAR ENDED 31 DECEMBER 2021 OR AWARDED IN RESPECT OF THE SAME FINANCIAL YEAR, AS REFERRED TO IN ARTICLE L. 22-10-9 OF THE FRENCH COMMERCIAL CODE	Management	For	For
15	APPROVAL OF THE REMUNERATION ELEMENTS PAID DURING OR AWARDED IN RESPECT OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2021 TO YANN LERICHE, CHIEF EXECUTIVE OFFICER	Management	For	For
16	APPROVAL OF THE REMUNERATION ELEMENTS PAID DURING OR AWARDED IN RESPECT OF THE FINANCIAL YEAR ENDED 31 DECEMBER 2021 TO JACQUES GOUNON, CHAIRMAN	Management	For	For
17	APPROVAL OF THE REMUNERATION POLICY FOR EXECUTIVE OFFICERS PURSUANT TO ARTICLE L. 22-10-8-II OF THE FRENCH COMMERCIAL CODE	Management	For	For
18	APPROVAL OF THE ELEMENTS OF THE 2022 REMUNERATION POLICY: PRINCIPLES AND CRITERIA FOR DETERMINING, DISTRIBUTING AND ALLOCATING THE FIXED, VARIABLE AND EXECPTIONAL ELEMENTS MAKING UP THE TOTAL REMUNERATION AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE CHIEF EXECUTIVE OFFICER	Management	For	For
19	APPROVAL OF THE ELEMENTS OF THE 2022 REMUNERATION POLICY: PRINCIPLES AND CRITERIA FOR DETERMINING, DISTRIBUTING AND ALLOCATING THE ELEMENTS MAKING UP THE TOTAL REMUNERATION AND BENEFITS OF ANY KIND ATTRIBUTABLE TO THE CHAIRMAN OF THE BOARD OF DIRECTORS	Management	For	For
20	DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS TO PROCEED WITH A COLLECTIVE FREE ALLOCATION OF SHARES TO ALL NON-EXECUTIVE EMPLOYEES OF THE COMPANY AND OF THE COMPANIES DIRECTLY OR INDIRECTLY RELATED TO IT WITHIN THE MEANING OF ARTICLE L. 225-197-2 OF THE FRENCH COMMERCIAL CODE	Management	For	For
21	AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS FOR THE PURPOSE OF MAKING FREE ALLOCATIONS OF ORDINARY SHARES OF THE COMPANY, EXISTING OR TO BE ISSUED, FOR THE BENEFIT OF THE EMPLOYEES AND/OR EXECUTIVE OFFICERS OF THE GROUP, WITH AN AUTOMATIC WAIVER BY THE SHAREHOLDERS OF THEIR PREFERENTIAL SUBSCRIPTION RIGHTS.	Management	For	For
22	AUTHORISATION GRANTED TO THE BOARD OF DIRECTORS FOR 18 MONTHS TO REDUCE THE CAPITAL BY CANCELLING TREASURY SHARES	Management	For	For
23	DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS FOR 26 MONTHS FOR THE PURPOSE OF CARRYING OUT CAPITAL INCREASES WITH WITHDRAWAL OF THE SHAREHOLDERS’ PREFERENTIAL SUBSCRIPTION RIGHT BY THE ISSUE OF ORDINARY SHARES OR TRANSFERABLE SECURITIES GIVING ACCESS TO THE COMPANY’S CAPITAL RESERVED FOR EMPLOYEES BELONGING TO A COMPANY SAVINGS PLAN	Management	For	For

24	DELETION OF OBSOLETE REFERENCES FROM THE ARTICLES OF ASSOCIATION	Management	For	For
25	POWERS FOR THE FORMALITIES	Management	For	For
26	SAY ON CLIMATE – ADVISORY VOTE ON THE GROUP’S CLIMATE TRAJECTORY	Management	For	For

TALOS ENERGY INC.

Security 87484T108	Meeting Type ANNUAL
Ticker Symbol TALO	Meeting Date 11-MAY-2022
ISIN US87484T1088	Agenda 935596049 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.1	ELECTION OF CLASS I DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: CHARLES M. SLEDGE	Management	For	For
1.2	ELECTION OF CLASS I DIRECTOR TO HOLD OFFICE UNTIL THE 2025 ANNUAL MEETING: ROBERT M. TICHIO	Management	For	For
2.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2022.	Management	For	For
3.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPANY’S NAMED EXECUTIVE OFFICER COMPENSATION, AS DISCLOSED IN THIS PROXY STATEMENT, FOR THE FISCAL YEAR ENDED DECEMBER 31, 2021.	Management	Against	Against

CRESTWOOD EQUITY PARTNERS LP

Security 226344307	Meeting Type ANNUAL
Ticker Symbol CEQPPR	Meeting Date 12-MAY-2022
ISIN US2263443077	Agenda 935581721 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.1	ELECTION OF CLASS I DIRECTOR TO SERVE UNTIL THE 2025 ANNUAL MEETING: WARREN H. GFELLER	Management	For	For
1.2	ELECTION OF CLASS I DIRECTOR TO SERVE UNTIL THE 2025 ANNUAL MEETING: JANEEN S. JUDAH	Management	For	For
1.3	ELECTION OF CLASS I DIRECTOR TO SERVE UNTIL THE 2025 ANNUAL MEETING: JOHN J. SHERMAN	Management	For	For
2.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, OUR NAMED EXECUTIVE OFFICER COMPENSATION	Management	For	For
3.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON OUR NAMED EXECUTIVE OFFICER COMPENSATION	Management	1 Year	For
4.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE PARTNERSHIP FOR THE FISCAL YEAR ENDING DECEMBER 31, 2022	Management	For	For

SILVERBOW RESOURCES, INC.

Security 82836G102	Meeting Type Annual
Ticker Symbol SBOW	Meeting Date 17-May-2022
ISIN US82836G1022	Agenda 935583600 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.	DIRECTOR	Management
	1 DAVID GEENBERG		For	For
	2 MARCUS C. ROWLAND		For	For
	3 SEAN C. WOOLVERTON		For	For
2.	THE APPROVAL OF THE COMPENSATION OF SILVERBOW’S NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT	Management	For	For
3.	THE APPROVAL OF THE THIRD AMENDMENT TO THE SILVERBOW 2016 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK THAT MAY BE ISSUED UNDER THE 2016 PLAN	Management	For	For
4.	THE RATIFICATION OF THE SELECTION OF BDO USA, LLP AS SILVERBOW’S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2022.	Management	For	For

NL INDUSTRIES, INC.

Security 629156407	Meeting Type ANNUAL
Ticker Symbol NL	Meeting Date 19-MAY-2022
ISIN US6291564077	Agenda 935582040 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.1	ELECTION OF DIRECTOR: LORETTA J. FEEHAN	Management	For	For
1.2	ELECTION OF DIRECTOR: ROBERT D. GRAHAM	Management	For	For
1.3	ELECTION OF DIRECTOR: JOHN E. HARPER	Management	For	For
1.4	ELECTION OF DIRECTOR: MEREDITH W. MENDES	Management	For	For
1.5	ELECTION OF DIRECTOR: CECIL H. MOORE, JR.	Management	For	For
1.6	ELECTION OF DIRECTOR: THOMAS P. STAFFORD	Management	For	For
2.	NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER COMPENSATION	Management	Abstain	Against

SILVERBOW RESOURCES, INC.

Security 82836G102	Meeting Type SPECIAL
Ticker Symbol SBOW	Meeting Date 21-Jun-2022
ISIN US82836G1022	Agenda 935651504 - Management

ITEM	PROPOSAL	TYPE	VOTE	FOR/AGAINST MANAGEMENT
1.	THE APPROVAL OF THE ISSUANCE OF THE SHARES OF COMMON STOCK UPON THE CONSUMMATION OF THE TRANSACTION AS DESCRIBED IN OUR PROXY STATEMENT	Management	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

/s/ Bruce Monrad

By (Signature and Title)* Bruce Monrad, Chairman

(Principal Executive Officer)

Date AUGUST 17, 2022

* Print the name and title of each signing officer under his or her signature

By the Commission